PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

9) PROPERTY, PLANT AND EQUIPMENT (PP&E)

Details of property, plant and equipment at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2015	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2016
Cost
Land and natural resources	37	-	-	(38)	-	1	-
Buildings	9,733	-	-	-	285	(226)	9,792
Plant and machinery	9,330	144	-	(86)	536	(3,081)	6,843
Furniture, tools and other tangible assets	243,166	20,984	477	(26,155)	12,310	66,446	317,228
PP&E under construction	36,267	11,496	14	(113)	(13,131)	(25,269)	9,264
Total cost	298,533	32,624	491	(26,392)	-	37,871	343,127
Accumulated depreciation
Buildings	(3,626)	(108)	-	402	-	100	(3,232)
Plant and machinery	(4,171)	(1,130)	-	370	-	863	(4,068)
Furniture, tools and other tangible assets	(99,058)	(45,210)	-	19,744	-	(46,033)	(170,557)
Total accumulated depreciation	(106,855)	(46,448)	-	20,516	-	(45,070)	(177,857)
Property, plant and equipment	191,678	(13,824)	491	(5,876)	-	(7,199)	165,270

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Land and natural resources	-	-	1,381	-	-	-	1,381
Buildings	9,792	272	-	-	-	1,379	11,443
Plant and machinery	6,843	211	575	-	437	593	8,659
Furniture, tools and other tangible assets	317,228	27,800	672	(32,300)	3,117	11,160	327,677
PP&E under construction	9,264	21,893	-	(10,637)	(3,554)	2,042	19,008
Total cost	343,127	50,176	2,628	(42,937)	-	15,174	368,168
Accumulated depreciation
Buildings	(3,232)	(839)	-	653	-	(460)	(3,878)
Plant and machinery	(4,068)	(1,049)	-	13	-	(583)	(5,687)
Furniture, tools and other tangible assets	(170,557)	(47,338)	-	17,827	-	(6,340)	(206,408)
Total accumulated depreciation	(177,857)	(49,226)	-	18,493	-	(7,383)	(215,973)
Property, plant and equipment	165,270	950	2,628	(24,444)	-	7,791	152,195

Additions for the year mainly represent investments made in Brazil in response to our business and the upgrading of existing infrastructure (20,127 thousand U.S. dollars), construction of a new call center and upgrading of the infrastructure in place in Mexico (7,065 thousand U.S. dollars); and to new equipment under finance leases and upgrading of the current infrastructure in Peru (5,008 thousand U.S. dollars).

“Furniture, tools and other tangible assets” primarily comprises net items of that description in Brazil and Mexico amounting to 76,020 thousand U.S. dollars and 13,137 thousand U.S. dollars, respectively, (94,040 thousand U.S. dollars and 14,472 thousand U.S. dollars, respectively in 2016) in connection with furnishings and fixtures in customer service centers in those countries.

The acquisition from business combinations recorded in “Furniture, tools and other tangible assets” and “PP&E under construction” are related to the RBrasil and Interfile acquisitions, as described in Note 5.

No impairment was recognized on items of property, plant and equipment in 2016 and 2017.

All Atento Group companies have contracted insurance policies to cover potential risks to their items of PP&E. Management considers that coverage of these risks was sufficient at December 31, 2016 and 2017.